Disclosure of detailed information about future minimum undiscounted lease payments (Details)	Nov. 30, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Total undiscounted lease obligation	$ 413,191
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease obligation	413,191
Equipments [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease obligation	8,920
Equipments [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease obligation	8,920
Office lease [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease obligation	404,271
Office lease [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease obligation	$ 404,271